Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 1,056	$ 247	$ 4,756	$ 1,303	$ 7,689
Dividends on preferred shares and distributions on other equity instruments	(127)		(52)	(165)	(107)
Net income available to common shareholders	$ 929		$ 4,704	$ 1,138	$ 7,582
Weighted-average number of common shares outstanding	711,624		658,005	701,273	653,102
Basic earnings per common share	$ 1.31	$ 0.3	$ 7.15	$ 1.62	$ 11.61
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 929		$ 4,704	$ 1,138	$ 7,582
Weighted-average number of common shares outstanding	711,624		658,005	701,273	653,102
Effect of dilutive instruments
Stock options potentially exercisable	4,512		6,245	4,638	5,364
Common shares potentially repurchased	(3,324)		(4,224)	(3,338)	(3,371)
Weighted-average number of diluted common shares outstanding	712,812		660,026	702,573	655,095
Diluted earnings per common share	$ 1.3	$ 0.3	$ 7.13	$ 1.62	$ 11.57